BUSINESS COMBINATION AND ASSET ACQUISITION - Acquisition of Asgard Data Centers LLC - Assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Asset Acquisition [Line Items]
Acquired intangible asset		$ 71,931	$ 240
Total identifiable assets acquired		296,116	72,103
Current liabilities		84,397	11,282
Non-current liabilities		4,569	971
Total liabilities		88,966	12,253
Non-controlling interest		$ (25,373)	$ 1,983
Acquisition of Asgard Data Centers LLC
Asset Acquisition [Line Items]
Non-current assets	$ 29,277
Acquired intangible asset	18,199
Total identifiable assets acquired	47,476
Current liabilities	1,217
Non-current liabilities	4,259
Total liabilities	5,476
Net identifiable assets acquired	42,000
Non-controlling interest	(18,900)
Total purchase consideration	$ 23,100
Amortization years	5 years